Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000102168
Shareholder Report [Line Items]
Fund Name	Global X MLP ETF
Class Name	Global X MLP ETF
Trading Symbol	MLPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpa
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
AssetsNet	$ 2,102,686,276
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,599,133
InvestmentCompanyPortfolioTurnover	2.85%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	3.4%
Energy	105.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Energy Transfer	14.9%
Enterprise Products Partners	13.2%
MPLX	12.4%
Plains All American Pipeline	12.0%
Western Midstream Partners	10.9%
Hess Midstream, Cl A	9.4%
Sunoco	9.2%
Cheniere Energy Partners	6.6%
USA Compression Partners	6.0%
Genesis EnergyFootnote Reference**	4.5%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpa
C000124409
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure ETF
Class Name	Global X MLP & Energy Infrastructure ETF
Trading Symbol	MLPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[2]
AssetsNet	$ 3,406,960,311
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 6,855,368
InvestmentCompanyPortfolioTurnover	4.66%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.0%
U.S. Treasury Obligations	4.4%
Canada	25.3%
United States	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
TC Energy	9.3%
Enbridge	9.2%
Williams	8.7%
Kinder Morgan	7.9%
ONEOK	6.8%
Targa Resources	6.5%
MPLX	4.7%
Pembina Pipeline	4.5%
Energy Transfer	4.5%
Enterprise Products Partners	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpx
C000156499
Shareholder Report [Line Items]
Fund Name	Global X Alternative Income ETF
Class Name	Global X Alternative Income ETF
Trading Symbol	ALTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/alty/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[3]
AssetsNet	$ 44,288,621
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 107,534
InvestmentCompanyPortfolioTurnover	3.38%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	81.0%
Utilities	6.7%
Energy	12.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X SuperDividend® REIT ETFFootnote Reference**	20.7%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.4%
Global X U.S. Preferred ETFFootnote Reference**	20.0%
Global X Emerging Markets Bond ETFFootnote Reference**	19.9%
Northwestern Energy Group	1.4%
Brookfield Infrastructure, Cl A	1.4%
Avista	1.4%
Energy Transfer	1.3%
Sunoco	1.3%
Edison International	1.3%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/alty/
C000170551
Shareholder Report [Line Items]
Fund Name	Global X Conscious Companies ETF
Class Name	Global X Conscious Companies ETF
Trading Symbol	KRMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krma/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[4]
AssetsNet	$ 119,763,591
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 254,688
InvestmentCompanyPortfolioTurnover	9.01%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.9%
Materials	1.6%
Real Estate	1.9%
Energy	1.9%
Consumer Staples	3.4%
Industrials	6.0%
Health Care	8.6%
Communication Services	9.6%
Consumer Discretionary	10.7%
Financials	11.3%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.9%
Apple	6.0%
Alphabet, Cl A	5.1%
Microsoft	4.1%
Amazon.com	3.1%
Broadcom	2.3%
Meta Platforms, Cl A	1.2%
Micron Technology	1.0%
Dell Technologies, Cl C	1.0%
QUALCOMM	0.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krma/
C000191734
Shareholder Report [Line Items]
Fund Name	Global X U.S. Preferred ETF
Class Name	Global X U.S. Preferred ETF
Trading Symbol	PFFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[5]
AssetsNet	$ 2,173,453,637
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 2,525,781
InvestmentCompanyPortfolioTurnover	15.87%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.4%
Energy	0.3%
Health Care	0.9%
Consumer Discretionary	1.5%
Real Estate	4.0%
Communication Services	5.4%
Industrials	5.5%
Information Technology	6.0%
Utilities	15.8%
Financials	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Boeing	4.7%
Hewlett Packard Enterprise	2.7%
Wells Fargo	2.2%
Citigroup Capital XIII	2.2%
Microchip Technology	1.8%
NextEra Energy	1.7%
KKR	1.7%
Southern	1.6%
Bank of America	1.3%
NextEra Energy	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffd/
C000201047
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality Dividend ETF
Trading Symbol	QDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdiv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
AssetsNet	$ 32,725,253
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 31,854
InvestmentCompanyPortfolioTurnover	40.92%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	3.5%
Consumer Discretionary	4.5%
Financials	6.9%
Information Technology	8.4%
Energy	11.5%
Materials	12.1%
Health Care	14.4%
Industrials	16.4%
Consumer Staples	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Cisco Systems	2.7%
CF Industries Holdings	2.6%
Valero Energy	2.5%
QUALCOMM	2.5%
SLB	2.4%
Target	2.4%
Marathon Petroleum	2.3%
Merck	2.2%
Chevron	2.2%
EOG Resources	2.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdiv/
C000203262
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Factor ETF
Class Name	Global X Adaptive U.S. Factor ETF
Trading Symbol	AUSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ausf/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[7]
AssetsNet	$ 848,041,099
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,101,640
InvestmentCompanyPortfolioTurnover	39.60%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.8%
Real Estate	2.7%
Energy	3.1%
Materials	3.2%
Utilities	4.4%
Consumer Staples	7.8%
Communication Services	8.6%
Consumer Discretionary	9.2%
Health Care	11.4%
Information Technology	12.8%
Industrials	15.3%
Financials	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications	2.0%
Cisco Systems	2.0%
AT&T	1.9%
Royalty Pharma, Cl A	1.7%
CBOE Global Markets	1.6%
Microsoft	1.5%
Linde PLC	1.5%
TXNM Energy	1.5%
Chart Industries	1.5%
Johnson & Johnson	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ausf/
C000219547
Shareholder Report [Line Items]
Fund Name	Global X Variable Rate Preferred ETF
Class Name	Global X Variable Rate Preferred ETF
Trading Symbol	PFFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[8]
AssetsNet	$ 306,288,626
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 372,229
InvestmentCompanyPortfolioTurnover	26.39%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	1.6%
Utilities	2.9%
Consumer Staples	4.6%
Financials	90.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Morgan Stanley	4.3%
Reinsurance Group of America	3.5%
Apollo Global Management	3.1%
KeyCorp	3.1%
Bank of America	2.9%
Jackson Financial	2.9%
Goldman Sachs Group	2.9%
US Bancorp	2.8%
MetLife	2.7%
Allstate	2.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffv/
C000224228
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Risk Management ETF
Class Name	Global X Adaptive U.S. Risk Management ETF
Trading Symbol	ONOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/onof
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[9]
AssetsNet	$ 144,055,434
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 279,015
InvestmentCompanyPortfolioTurnover	204.67%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term InvestmentFootnote Reference**	0.0%
Exchange-Traded Fund	1.9%
Real Estate	1.6%
Materials	1.9%
Utilities	2.0%
Energy	3.1%
Consumer Staples	4.3%
Health Care	8.2%
Industrials	8.4%
Consumer Discretionary	9.7%
Communication Services	10.5%
Financials	10.7%
Information Technology	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.4%
Apple	6.7%
Microsoft	4.9%
Amazon.com	3.9%
Alphabet, Cl A	3.3%
Broadcom	3.1%
Alphabet, Cl C	2.9%
Tesla	2.2%
Meta Platforms, Cl A	2.1%
BNY Mellon US Large Cap Core Equity ETF	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/onof
C000243154
Shareholder Report [Line Items]
Fund Name	Global X 1-3 Month T-Bill ETF
Class Name	Global X 1-3 Month T-Bill ETF
Trading Symbol	CLIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clip
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[10]
AssetsNet	$ 2,841,960,337
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 798,693
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase AgreementsFootnote Reference**	0.0%
U.S. Treasury Obligations	104.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 3.63%, 07/09/2026	9.5%
U.S. Treasury Bills, 1.49%, 08/06/2026	9.0%
U.S. Treasury Bills, 3.62%, 07/23/2026	7.4%
U.S. Treasury Bills, 3.26%, 07/30/2026	7.1%
U.S. Treasury Bills, 3.63%, 07/02/2026	6.3%
U.S. Treasury Bills, 1.30%, 08/13/2026	5.5%
U.S. Treasury Bills, 3.63%, 07/16/2026	5.3%
U.S. Treasury Bills, 3.63%, 06/02/2026	5.1%
U.S. Treasury Bills, 1.48%, 07/28/2026	4.1%
U.S. Treasury Bills, 2.93%, 08/27/2026	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clip
C000243084
Shareholder Report [Line Items]
Fund Name	Global X U.S. Cash Flow Kings 100 ETF
Class Name	Global X U.S. Cash Flow Kings 100 ETF
Trading Symbol	FLOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flow
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
AssetsNet	$ 28,645,794
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 34,002
InvestmentCompanyPortfolioTurnover	49.78%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.7%
Materials	2.3%
Energy	8.3%
Industrials	8.5%
Consumer Staples	8.6%
Health Care	9.3%
Communication Services	9.5%
Consumer Discretionary	24.6%
Information Technology	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
QUALCOMM	3.5%
Ford Motor	2.7%
HP	2.4%
Delta Air Lines	2.3%
Archer-Daniels-Midland	2.2%
Kraft Heinz	2.0%
Fox, Cl A	2.0%
DR Horton	2.0%
Altria Group	1.9%
Adobe	1.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flow
C000252057
Shareholder Report [Line Items]
Fund Name	Global X Short-Term Treasury Ladder ETF
Class Name	Global X Short-Term Treasury Ladder ETF
Trading Symbol	SLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[12]
AssetsNet	$ 39,404,949
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 23,691
InvestmentCompanyPortfolioTurnover	59.07%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.75%, 04/15/2028	3.0%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.9%
U.S. Treasury Notes, 4.63%, 09/30/2028	2.9%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.9%
U.S. Treasury Notes, 3.88%, 03/31/2027	2.8%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.8%
U.S. Treasury Notes, 3.75%, 04/30/2028	2.5%
U.S. Treasury Notes, 3.50%, 10/31/2027	2.4%
U.S. Treasury Notes, 4.13%, 09/30/2027	2.4%
U.S. Treasury Notes, 3.75%, 05/15/2028	2.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sldr/
C000252058
Shareholder Report [Line Items]
Fund Name	Global X Intermediate-Term Treasury Ladder ETF
Class Name	Global X Intermediate-Term Treasury Ladder ETF
Trading Symbol	MLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[13]
AssetsNet	$ 8,779,411
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,309
InvestmentCompanyPortfolioTurnover	32.54%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.25%, 11/15/2034	4.5%
U.S. Treasury Notes, 3.88%, 08/15/2034	4.5%
U.S. Treasury Notes, 4.25%, 08/15/2035	4.2%
U.S. Treasury Notes, 4.50%, 05/31/2029	4.0%
U.S. Treasury Notes, 4.50%, 11/15/2033	3.8%
U.S. Treasury Notes, 4.13%, 02/15/2036	3.7%
U.S. Treasury Notes, 3.38%, 05/15/2033	3.6%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.6%
U.S. Treasury Notes, 4.25%, 01/31/2030	3.4%
U.S. Treasury Notes, 4.63%, 05/31/2031	3.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mldr/
C000252059
Shareholder Report [Line Items]
Fund Name	Global X Long-Term Treasury Ladder ETF
Class Name	Global X Long-Term Treasury Ladder ETF
Trading Symbol	LLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[14]
AssetsNet	$ 35,727,192
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 21,279
InvestmentCompanyPortfolioTurnover	10.97%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 05/15/2038	3.3%
U.S. Treasury Bonds, 5.00%, 05/15/2037	2.6%
U.S. Treasury Bonds, 4.38%, 02/15/2038	2.5%
U.S. Treasury Bonds, 4.38%, 11/15/2039	2.2%
U.S. Treasury Bonds, 3.00%, 08/15/2052	2.3%
U.S. Treasury Bonds, 3.00%, 02/15/2049	2.3%
U.S. Treasury Bonds, 3.50%, 02/15/2039	2.1%
U.S. Treasury Bonds, 2.25%, 08/15/2046	2.0%
U.S. Treasury Bonds, 4.75%, 02/15/2056	1.9%
U.S. Treasury Bonds, 4.25%, 11/15/2040	1.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lldr/
C000261989
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Communication Services ETF
Class Name	Global X PureCap℠ MSCI Communication Services ETF
Trading Symbol	GXPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Communication Services ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpc
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Communication Services ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[15]
AssetsNet	$ 93,678,864
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 55,620
InvestmentCompanyPortfolioTurnover	53.97%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	0.5%
U.S. Treasury Obligations	29.6%
Communication Services	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	31.9%
U.S. Treasury Bills, 3.64%, 06/30/2026	29.6%
Alphabet, Cl C	26.1%
Meta Platforms, Cl A	20.3%
Netflix	5.3%
Verizon Communications	2.9%
Walt Disney	2.6%
AT&T	2.5%
T-Mobile US	1.4%
Comcast, Cl A	1.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpc
C000261988
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Consumer Discretionary ETF
Class Name	Global X PureCap℠ MSCI Consumer Discretionary ETF
Trading Symbol	GXPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Consumer Discretionary ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpd. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpd
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Discretionary ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[16]
AssetsNet	$ 46,823,129
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 19,828
InvestmentCompanyPortfolioTurnover	12.87%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	4.7%
U.S. Treasury Obligations	27.5%
Consumer Discretionary	90.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Amazon.com	31.6%
U.S. Treasury Bills, 3.64%, 06/30/2026	27.5%
Tesla	19.2%
Home Depot	5.0%
Direxion Daily AMZN Bull 2X Shares	4.7%
McDonald's	3.1%
TJX	2.7%
Booking Holdings	2.1%
Lowe's	1.9%
Starbucks	1.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpd
C000261991
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Consumer Staples ETF
Class Name	Global X PureCap℠ MSCI Consumer Staples ETF
Trading Symbol	GXPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Consumer Staples ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxps. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxps
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Staples ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[17]
AssetsNet	$ 59,860,165
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 33,079
InvestmentCompanyPortfolioTurnover	5.34%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	1.5%
U.S. Treasury Obligations	29.8%
Consumer Staples	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	29.8%
Walmart	17.3%
Costco Wholesale	14.5%
Procter & Gamble	11.4%
Coca-Cola	10.5%
Philip Morris International	9.5%
PepsiCo	6.3%
Altria Group	4.0%
Mondelez International, Cl A	2.6%
Colgate-Palmolive	2.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxps
C000261992
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Energy ETF
Class Name	Global X PureCap℠ MSCI Energy ETF
Trading Symbol	GXPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Energy ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpe. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpe
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Energy ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[18]
AssetsNet	$ 1,973,644
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 918
InvestmentCompanyPortfolioTurnover	2.16%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.2%
U.S. Treasury Obligations	30.8%
Energy	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	30.8%
Exxon Mobil	29.0%
Chevron	16.2%
ConocoPhillips	6.7%
Williams	4.2%
SLB	3.9%
Marathon Petroleum	3.5%
Valero Energy	3.5%
EOG Resources	3.4%
Phillips 66	3.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpe
C000261990
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Information Technology ETF
Class Name	Global X PureCap℠ MSCI Information Technology ETF
Trading Symbol	GXPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X PureCap℠ MSCI Information Technology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpt. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Information Technology ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[19]
AssetsNet	$ 101,387,807
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 52,487
InvestmentCompanyPortfolioTurnover	8.18%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	1.0%
U.S. Treasury Obligations	27.8%
Information Technology	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	27.8%
NVIDIA	19.6%
Apple	18.4%
Microsoft	12.8%
Broadcom	6.2%
Micron Technology	4.4%
Advanced Micro Devices	3.4%
Intel	2.0%
Cisco Systems	1.9%
Lam Research	1.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpt
C000263398
Shareholder Report [Line Items]
Fund Name	Global X U.S. 500 ETF
Class Name	Global X U.S. 500 ETF
Trading Symbol	GXLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. 500 ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/gxlc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/gxlc
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 ETF	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[20]
AssetsNet	$ 4,550,597
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 415
InvestmentCompanyPortfolioTurnover	2.80%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.6%
Materials	1.9%
Utilities	2.1%
Energy	3.2%
Consumer Staples	4.4%
Health Care	8.4%
Industrials	8.5%
Consumer Discretionary	9.9%
Communication Services	10.7%
Financials	10.9%
Information Technology	38.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.5%
Apple	6.8%
Microsoft	5.0%
Amazon.com	4.0%
Alphabet, Cl A	3.4%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Tesla	2.2%
Meta Platforms, Cl A	2.1%
Micron Technology	1.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/gxlc
C000264716
Shareholder Report [Line Items]
Fund Name	Global X U.S. Natural Gas ETF
Class Name	Global X U.S. Natural Gas ETF
Trading Symbol	LNGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Natural Gas ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lngx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lngx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Natural Gas ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[21]
AssetsNet	$ 53,054,428
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 75,526
InvestmentCompanyPortfolioTurnover	16.92%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	3.1%
Energy	96.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Expand Energy	8.1%
EQT	8.1%
Ovintiv	6.8%
Antero Resources	4.6%
Occidental Petroleum	4.1%
Diamondback Energy	4.1%
APA	4.0%
EOG Resources	4.0%
Permian Resources, Cl A	4.0%
Cheniere Energy	4.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lngx
C000267585
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2030 ETF
Class Name	Global X Zero Coupon Bond 2030 ETF
Trading Symbol	ZCBA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2030 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcba. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcba
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2030 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[22]
AssetsNet	$ 494,027
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 142
InvestmentCompanyPortfolioTurnover	100.45%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2030	25.2%
U.S. Treasury STRIPS, 0.00%, 05/15/2030	24.9%
U.S. Treasury STRIPS, 0.00%, 11/15/2030	24.9%
U.S. Treasury STRIPS, 0.00%, 02/15/2030	24.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcba
C000267586
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2031 ETF
Class Name	Global X Zero Coupon Bond 2031 ETF
Trading Symbol	ZCBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2031 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbb. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcbb
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2031 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[23]
AssetsNet	$ 493,946
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 224
InvestmentCompanyPortfolioTurnover	1.29%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2031	25.7%
U.S. Treasury STRIPS, 0.00%, 11/15/2031	24.8%
U.S. Treasury STRIPS, 0.00%, 05/15/2031	24.7%
U.S. Treasury STRIPS, 0.00%, 02/15/2031	24.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcbb
C000267587
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2032 ETF
Class Name	Global X Zero Coupon Bond 2032 ETF
Trading Symbol	ZCBC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2032 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcbc
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2032 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[24]
AssetsNet	$ 494,955
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 225
InvestmentCompanyPortfolioTurnover	1.29%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 11/15/2032	25.5%
U.S. Treasury STRIPS, 0.00%, 05/15/2032	25.3%
U.S. Treasury STRIPS, 0.00%, 08/15/2032	24.6%
U.S. Treasury STRIPS, 0.00%, 02/15/2032	24.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcbc
C000267588
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2033 ETF
Class Name	Global X Zero Coupon Bond 2033 ETF
Trading Symbol	ZCBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2033 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbe. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcbe
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2033 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[25]
AssetsNet	$ 494,975
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 225
InvestmentCompanyPortfolioTurnover	1.38%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 11/15/2033	25.4%
U.S. Treasury STRIPS, 0.00%, 08/15/2033	25.3%
U.S. Treasury STRIPS, 0.00%, 02/15/2033	24.7%
U.S. Treasury STRIPS, 0.00%, 05/15/2033	24.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcbe
C000267589
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2034 ETF
Class Name	Global X Zero Coupon Bond 2034 ETF
Trading Symbol	ZCBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2034 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbf. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcbf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2034 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[26]
AssetsNet	$ 494,439
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 224
InvestmentCompanyPortfolioTurnover	1.39%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2034	25.4%
U.S. Treasury STRIPS, 0.00%, 11/15/2034	25.0%
U.S. Treasury STRIPS, 0.00%, 02/15/2034	24.6%
U.S. Treasury STRIPS, 0.00%, 05/15/2034	24.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcbf
C000267590
Shareholder Report [Line Items]
Fund Name	Global X Zero Coupon Bond 2035 ETF
Class Name	Global X Zero Coupon Bond 2035 ETF
Trading Symbol	ZCBG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Zero Coupon Bond 2035 ETF (the "Fund") for the period from January 6, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zcbg. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zcbg
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Zero Coupon Bond 2035 ETF	$3	0.07%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[27]
AssetsNet	$ 494,744
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 208
InvestmentCompanyPortfolioTurnover	1.87%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury STRIPS, 0.00%, 08/15/2035	25.3%
U.S. Treasury STRIPS, 0.00%, 05/15/2035	25.2%
U.S. Treasury STRIPS, 0.00%, 11/15/2035	24.7%
U.S. Treasury STRIPS, 0.00%, 02/15/2035	24.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zcbg

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